Memorandum accounts - Contingent commitments by stages (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Contingent commitments
Contingent Commitments	$ 216,574	$ 238,273
Available lines of credit cards and non-revolving consumer loans
Contingent commitments
Contingent Commitments	136,405	144,006
Guarantees, documentary credits and loan commitments of commercial and public-sector loans
Contingent commitments
Contingent Commitments	79,950	94,014
Guarantees, documentary credits and loan commitments of commercial loans (SMEs)
Contingent commitments
Contingent Commitments	219	$ 253
Stage 1
Contingent commitments
Contingent Commitments	215,765
Stage 1 | Available lines of credit cards and non-revolving consumer loans
Contingent commitments
Contingent Commitments	135,974
Stage 1 | Guarantees, documentary credits and loan commitments of commercial and public-sector loans
Contingent commitments
Contingent Commitments	79,572
Stage 1 | Guarantees, documentary credits and loan commitments of commercial loans (SMEs)
Contingent commitments
Contingent Commitments	219
Stage 2
Contingent commitments
Contingent Commitments	690
Stage 2 | Available lines of credit cards and non-revolving consumer loans
Contingent commitments
Contingent Commitments	312
Stage 2 | Guarantees, documentary credits and loan commitments of commercial and public-sector loans
Contingent commitments
Contingent Commitments	378
Stage 2 | Guarantees, documentary credits and loan commitments of commercial loans (SMEs)
Contingent commitments
Contingent Commitments	0
Stage 3
Contingent commitments
Contingent Commitments	119
Stage 3 | Available lines of credit cards and non-revolving consumer loans
Contingent commitments
Contingent Commitments	119
Stage 3 | Guarantees, documentary credits and loan commitments of commercial and public-sector loans
Contingent commitments
Contingent Commitments	0
Stage 3 | Guarantees, documentary credits and loan commitments of commercial loans (SMEs)
Contingent commitments
Contingent Commitments	$ 0